Notes to consolidated statements of cash flows	12 Months Ended
Dec. 31, 2025
Notes to consolidated statements of cash flows
Notes to consolidated statements of cash flows
34.	Notes to consolidated statements of cash flows

Major non-cash transactions

During the year 2025, the Group had non-cash additions to right-of-use assets and lease liabilities of €12,197 thousand and €13,622 thousand, respectively, in respect of lease arrangements for real estate and other equipment (2024: €46,836 thousand and €46,465 thousand; 2023: €36,854 thousand and €35,094 thousand).

Proceeds from disposal of long-term assets

	For the years ended December 31,
(Euro thousands)	2025	2024	2023
Net book value	1,545	3,824	879
Net gain on disposals (Note 9)	2,934	9,079	3,564
Total proceeds from disposal of long-term assets	4,479	12,903	4,443

Changes in liabilities arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Group’s consolidated statements of cash flows from financing activities.

						Financing of
		Financing		Lease	Interest	intangible
(Euro thousands)	Borrowings	fund	Loan note	liabilities	payable	assets
As at December 31, 2023	68,101	63,320	—	145,769	2,184	—
Changes from financing cash flows	115,222	(18,274)	—	(32,443)	—	—
Interest paid	—	(3,999)	—	(7,652)	(3,793)	—
New leases	—	—	—	46,465	—	—
Contract modifications	—	—	—	(10,057)	—	—
Disposals	—	—	—	(505)	—	—
Interest expense	—	7,787	—	7,652	13,334	—
Foreign exchange movement	439	3,040	—	4,843	(2,800)	—
As at December 31, 2024	183,762	51,874	—	154,072	8,925	—
Changes from financing cash flows	157,037	—	(8,547)	(34,625)	—	22,610
Transfer from financing fund to loan note (non-cash)	—	(48,091)	48,091	—	—	—
Increase arising from other non-current liabilities	—	—	—	—	—	4,570
Interest paid	—	(896)	(1,016)	(6,722)	(6,624)	—
New leases	—	—	—	13,622	—	—
Contract modifications	—	—	—	4,611	—	—
Disposals	—	—	—	(1,839)	—	—
Interest expense	—	2,642	2,251	6,722	30,156	888
Transfer to held for sale	—	—	—	(3,479)	—	—
Foreign exchange movement	(6,044)	(5,529)	—	(10,189)	(1,414)	(3,463)
Others	—	—	—	—	—	(888)
As at December 31, 2025	334,755	—	40,779	122,173	31,043	23,717

Total cash outflow for leases

The total cash outflow for leases included in the statement of cash flows is as follows:

	For the years ended December 31,
(Euro thousands)	2025	2024	2023
Within operating activities	(18,108)	(25,818)	(27,631)
Within investing activities	1,742	(428)	(3,282)
Within financing activities	(41,347)	(40,095)	(38,530)
Total cash outflow for leases	(57,713)	(66,341)	(69,443)